Intangible Assets Including Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible asset balances by major asset class:
Gross Carrying Amount	$ 6,679	$ 5,642
Accumulated Amortization	(2,892)	(2,250)
Net Carrying Amount	3,787	3,392
Net carrying amount increase/(decrease)	395
Intangible asset amortization expense	1,284	1,226	1,174
Intangible assets retired and fully amortized	641
Capitalized software
Intangible asset balances by major asset class:
Gross Carrying Amount	1,527	1,478
Accumulated Amortization	(665)	(678)
Net Carrying Amount	861	799
Acquired intangibles
Intangible asset balances by major asset class:
Intangible asset amortization expense	709	634
Client relationships
Intangible asset balances by major asset class:
Gross Carrying Amount	2,103	1,751
Accumulated Amortization	(961)	(715)
Net Carrying Amount	1,142	1,035
Completed technology
Intangible asset balances by major asset class:
Gross Carrying Amount	2,709	2,160
Accumulated Amortization	(1,112)	(746)
Net Carrying Amount	1,597	1,414
In-process R&D
Intangible asset balances by major asset class:
Gross Carrying Amount	28	18
Net Carrying Amount	28	18
Patents/trademarks
Intangible asset balances by major asset class:
Gross Carrying Amount	281	207
Accumulated Amortization	(127)	(88)
Net Carrying Amount	154	119
Other intangible assets
Intangible asset balances by major asset class:
Gross Carrying Amount	31	29
Accumulated Amortization	(27)	(22)
Net Carrying Amount	$ 3	$ 7